Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,795.30
Total Transaction Valuation	13,000,000.00
Total Offset Amount	0.00
Net Fee	$ 1,795.30
Offering Table N/A
Offset Table N/A	N/A